Form N-1A Cover	Mar. 20, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NORTHERN LIGHTS FUND TRUST II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Document Creation Date	Mar. 20, 2026
Document Effective Date	Mar. 20, 2026
Prospectus Date	Sep. 29, 2025